Bank Loans - Schedule of Annual Maturities of Long-Term Debt (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Annual Maturities of Long-Term Debt [Abstract]
2027	$ 541,519
2028	564,624	685,016
2029	588,715	694,932
2030	613,834	11,879
2031 and Thereafter	640,026
Total long-term debt	$ 2,948,718	$ 1,391,827